Investment Risks - VIRTUS TACTICAL ALLOCATION FUND	Sep. 30, 2024
Mutual Fund Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	> Mutual Fund Investing Risk: The fund’s performance may be adversely affected by the assets owned by the other mutual funds in which it invests, and the layering of expenses associated with the fund’s investment in other funds may cost shareholders more than direct investments would have cost.
Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	> Affiliated Fund Risk: The fund’s subadviser may select and substitute affiliated and/or unaffiliated mutual funds, which may create a conflict of interest.